BORROWINGS - Unused loan facilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument
Short-term borrowings	¥ 34,000	$ 5,211	¥ 234,500
Long-term borrowings (including current portion)	1,067,324		112,000
Unsecured Borrowing
Debt Instrument
Short-term borrowings	34,000		34,500
Long-term borrowings (including current portion)	190,682
Secured by a Subsidiary's Fixed Assets and Land Use Right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)			112,000
Secured by restricted cash | Short-term bank borrowings 1
Debt Instrument
Short-term borrowings			¥ 200,000
Secured by subsidiary's property and equipment and land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	404,781
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	271,861
Secured by a subsidiary's stock and the restricted cash | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	100,000
Secured by a subsidiary's stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	¥ 100,000